RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES	12 Months Ended
Dec. 31, 2017
RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES
RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

26 RISKS, COMMITMENTS, CONTINGENCIES AND UNCERTAINTIES

KEY RISKS

Change in law and compliance risks

        In the ordinary course of business, VEON may be party to various legal and tax proceedings, including as it relates to compliance with the rules of the telecom regulators in the countries in which VEON operates, competition law and anti-bribery and corruption laws, including the U.S. Foreign Corrupt Practices Act ("FCPA"). Non-compliance with such rules and laws may cause VEON to be subject to claims, some of which may relate to the developing markets and evolving fiscal and regulatory environments in which VEON operates. In the opinion of management, VEON's liability, if any, in all pending litigation, other legal proceeding or other matters, other than what is discussed in this Note, will not have a material effect upon the financial condition, results of operations or liquidity of VEON.

Tax risks

        The tax legislation in the markets in which VEON operates is unpredictable and gives rise to significant uncertainties, which could complicate our tax planning and business decisions. Tax laws in many of the emerging markets in which we operate have been in force for a relatively short period of time as compared to tax laws in more developed market economies. Tax authorities in our markets are often somewhat less advanced in their interpretation of tax laws, as well as in their enforcement and tax collection methods.

        Any sudden and unforeseen amendments of tax laws or changes in the tax authorities' interpretations of the respective tax laws and/or double tax treaties, could have a material adverse effect on our future results of operations, cash flows or the amounts of dividends available for distribution to shareholders in a particular period (e.g. introduction of transfer pricing rules, Controlled Foreign Operation ("CFC") legislation and more strict tax residency rules).

        Management believes that VEON has paid or accrued all taxes that are applicable. Where uncertainty exists, VEON has accrued tax liabilities based on management's best estimate. From time to time, we may also identify tax contingencies for which we have not recorded an accrual. Such unaccrued tax contingencies could materialize and require us to pay additional amounts of tax.

Currency control risks

        The imposition of currency exchange controls or other similar restrictions on currency convertibility in the countries in which VEON operates could limit VEON's ability to convert local currencies or repatriate local cash in a timely manner or at all, as well as remit dividends from the respective countries. Any such restrictions could have a material adverse effect on VEON's business, financial condition and results of operations. The continued success and stability of the economies of these countries will be significantly impacted by their respective governments' continued actions with regard to supervisory, legal and economic reforms.

        Refer to Note 18 for further information regarding restricted cash.

COMMITMENTS

Capital commitments

        Capital commitments for the future purchase of equipment and intangible assets are as follows as of December 31:

	2017	2016
Property and equipment
Less than 1 year	555	689
Between 1 and 5 years	262	448
Intangible assets
Less than 1 year	40	32
Between 1 and 5 years	4	18

Total commitments	861	1,187

Telecom license capital commitments

        VEON's ability to generate revenue in the countries it operates is dependent upon the operation of the wireless telecommunications networks authorized under its various licenses under GSM-900/1800 and "3G" (UMTS / WCDMA) mobile radiotelephony communications services and "4G" (LTE).

        Under the license agreements, operating companies are subject to certain commitments, such as territory or population coverage, level of capital expenditures, and number of base stations to be fulfilled within a certain timeframe. If we are found to be involved in practices that do not comply with applicable laws or regulations, we may be exposed to significant fines, the risk of prosecution or the suspension or loss of our licenses, frequency allocations, authorizations or various permissions, any of which could harm our business, financial condition, results of operations, or cash flows.

        After expiration of the license, our operating companies might be subject to additional payments for renewals, as well as new license capital and other commitments.

        In July 2012, PJSC VimpelCom was awarded a mobile license, a data transmission license, a voice transmission license and a telematic license for the provision of LTE services in Russia. The roll-out of the LTE network will occur through a phased approach based on a pre-defined schedule pursuant to the requirements of the license. The LTE services were launched in the middle of 2013 and offered in six regions in Russia by the end of the year. The services must be extended to a specific number of additional regions each year through to December 1, 2019 by when services must cover all of Russia. PJSC VimpelCom is required to comply with the following conditions among others under the terms of the license: (i) invest at least RUB 15 billion (US$260) in each calendar year, for which the Company continues to comply with to date in the construction of its federal LTE network until the network is completed, which must occur before December 1, 2019; (ii) provide certain data transmission services in all secondary and higher educational institutions in specified areas with population over 50 thousand; and (iii) provide interconnection capability to telecommunications operators that provide mobile services using virtual networks in any five regions in Russia not later than July 25, 2016. The latter requirement was fulfilled by PJSC VimpelCom within the required time.

Operating lease commitments

        Operating lease commitments are as follows as of December 31:

	2017	2016
Less than 1 year	70	121
Between 1 and 5 years	229	368
More than 5 years	167	148

Total commitments	466	637

        Operating lease commitments mainly relate to the lease of base station sites and office spaces. Operating leases can be renewed but may be subject to renegotiations with lessors.

CONTINGENT LIABILITIES

VEON—Securities Class Action

        On November 4, 2015, a class action lawsuit was filed in the United States against VEON and certain of its current and former officers by Charles Kux-Kardos, on behalf of himself and other investors in the Company alleging certain violations of the United States federal securities laws in connection with the Company's public disclosures relating to its operations in Uzbekistan. On December 4, 2015, a second complaint was filed by Westway Alliance Corp. that asserts essentially the same claims in connection with essentially the same disclosures.

        On April 27, 2016, the court consolidated the two actions and appointed Westway as lead plaintiff. On May 6, 2016, a motion for reconsideration was filed on the appointment of Westway as lead plaintiff and on September 26, 2016, the court affirmed the selection of Westway as the lead plaintiff. An amended complaint was filed on December 9, 2016. Briefing on VEON's motion to dismiss the amended complaint was completed by May 2017.

        On September 19, 2017, the Court in the Southern District of New York rendered a decision granting in part VEON's motion to dismiss the Amended Complaint.

        On February 9, 2018, VEON filed its Answer and Affirmative Defenses to the allegations that remain in the Amended Complaint after the Court's September 19, 2017 Order. Motions to dismiss have been or will be filed by all the Individual Defendants by March 12, 2018. Plaintiff Westway has until April 13, 2018 to file any response(s) to the motions to dismiss. Reply briefing by the Individual Defendants are due to be filed by May 14, 2018. No date has been set for any hearing on the pending motions. The Company and the Individual Defendants intend to vigorously defend the action at all phases moving forward.

GTH—License Fees Tax Litigation

        The Egyptian Tax Authority ("ETA") conducted a review of GTH's tax filings for the years 2000-2004. Following the review, in May 2010, the Internal Committee of the ETA assessed additional tax liabilities in the amount of approximately Egyptian pound ("EGP") 2 billion (US$113) against GTH for these years. The basis for the assessment was that, according to the ETA, GTH's investments in Algeria, Syria, Iraq, Tunisia and Sub-Saharan Africa during these years were actually license fees paid to foreign governments for which Egyptian withholding tax was due according to Egyptian tax laws.

        GTH challenged the Internal Committee's ETA's assessment before the Appellate Committee of the ETA. On May 14, 2012, the Appellate Committee cancelled the Internal Committee's assessment of EGP 2 billion (US$113) in part and reduced the assessed amount to EGP 323 million (US$18).

        GTH agreed to pay the assessed amount of EGP 323 million (US$18) in instalments on a without prejudice basis, which it has satisfied, and also appealed the Appellate Committee's decision to the North Cairo Court of First Instance. The ETA also challenged the Appellate Committee's decision and is seeking to reinstitute its original assessment of EGP 2 billion (US$113) plus late payment interest. The proceedings remain ongoing before the court.

        Separately, on January 18, 2016, GTH, through its tax advisors, received a demand from the ETA claiming an amount of EGP 429 million (US$24) in late payment interest on the Appellate Committee's assessment of EGP 323 million (US$18). The demand threatened administrative seizure of GTH's assets in the event of non-payment. On February 17, 2016, GTH filed an appeal in the Administrative Court to challenge the demand and intends to vigorously defend itself. On February 24, 2016, GTH received an updated demand from the ETA, which GTH objected to on March 24, 2016. On May 3, 2016, the ETA resent the same demand, which GTH again objected to on May 7, 2016.

        On December 28, 2017, GTH was notified that administrative seizure orders had been issued against various banks used by GTH in Egypt. On January 14, 2018, GTH registered a contestation of the enforcement which suspended the operability of the seizure orders until the matter can be heard by the court.

GTH—Iraqi Profits and Dividends Tax Litigation

2005 Tax Year

        In March 2011, the ETA conducted an audit of GTH's tax filings for the year 2005. Following its review, the ETA concluded that income derived by OTIL from Iraqna ("OTIL-Iraqna Income") for that year should be included in GTH's tax return and taxed at 20%, and accordingly claimed additional corporate income tax of EGP 235 million (US$13). GTH challenged the ETA's claim before the Internal Committee of the ETA arguing that the OTIL-Iraqna Income should be fully exempt from Egyptian corporate income tax pursuant to the Iraq-Egypt double taxation treaty.

        On October 2, 2011, the Internal Committee ruled that the OTIL-Iraqna Income should be taxed at 20% in the amount of EGP 235 million (US$13) but that credit should be given for taxes paid by OTIL in Iraq. GTH's appeal to the Appellate Committee of the ETA was dismissed on August 1, 2015.

        On November 11, 2015, GTH appealed the Appellate Committee's decision to the Administrative Court where proceedings are ongoing.

        Separately, on January 18, 2016, GTH, through its tax advisors, received a demand from the ETA claiming an amount of EGP 235 million (US$13) assessed by the Appellate Committee together with late payment interest of EGP 258 million (US$15). The demand threatened administrative seizure of GTH's assets in the event of non-payment. On February 17, 2016, GTH filed an appeal in the Administrative Court to challenge the demand and intends to vigorously defend itself. On February 24, 2016, GTH received an updated demand from the ETA claiming EGP 505 million (EGP 235 million principal plus EGP 270 million interest), which GTH objected to on March 24, 2016. On May 3, 2016, the ETA sent a new demand, which GTH objected to on May 7, 2016.

        On December 28, 2017, GTH was notified that administrative seizure orders had been issued against various banks used by GTH in Egypt. On January 14, 2018, GTH registered a contestation of the enforcement which suspended the operability of the seizure orders until the matter can be heard by the court.

2007 Tax Year

        In addition, during the audit conducted by the ETA in 2011 in respect GTH's tax filings for the year 2007, the ETA concluded that GTH owed additional corporate income tax of EGP 282 million (US$16) in respect of dividends distributed by Iraqna to OTIL in 2007. After GTH disputed the claim on the basis of the Iraq-Egypt double taxation treaty, the ETA referred the dispute to the Internal Committee, who upheld the ETA's position. GTH appealed the Internal Committee's decision to the Appeal Committee, where proceedings are ongoing.

GTH—tax assessments on a deemed basis

        The Company has received assessments on deemed basis in respect of tax years 2012/2013 and 2014/2015. The Company has objected to these assessments, however the actual tax inspection for tax years 2012/2013 is ongoing and has not yet been concluded. An actual tax inspection for 2014/2015 is expected to start after the inspection for 2012/2013 is finalized.

Canadian action brought by the Catalyst Capital group Inc.

        VEON is a defendant in an action brought in 2016 by The Catalyst Capital Group Inc. ("Catalyst") for CAD 1.3 billion (US$1,034) alleging breach of contract in the Superior Court of Justice in Ontario, Canada. In 2014, Catalyst and the company entered into an exclusivity agreement in connection with negotiations for the sale of the company's WIND Mobile business. Catalyst alleges that the company and its financial advisor, UBS Securities Canada Inc., breached their exclusivity agreement obligations, which in turn enabled the sale of WIND Mobile to a consortium of other investors, who are also named co-defendants. The company filed a Statement of Defense denying all allegations and intends to vigorously contest the matter. VEON's motion to dismiss the claim (as well as motions of all other defendants) was heard August 16-18, 2017.

        A decision from the Court on the motion to dismiss is not expected before Q2 2018.

Other contingencies and uncertainties

        In addition to the individual matters mentioned above, the Company is involved in other disputes, litigation and regulatory inquiries and investigations, both pending and threatened, in the ordinary course of its business. The total value of all other individual contingencies above US$5 other than disclosed above amounts to US$107 (2016: US$29). The Company does not expect any liability arising from these contingencies to have a material effect on the results of operations, liquidity, capital resources or financial position of the Company. Furthermore, the Company believes it has provided for all probable liabilities arising in the ordinary course of its business.

        For the ongoing matters described above, where the Company has concluded that the potential loss arising from a negative outcome in the matter cannot be estimated, the Company has not recorded an accrual for the potential loss. However, in the event a loss is incurred, it may have an adverse effect on the results of operations, liquidity, capital resources, or financial position of the Company.